Note 19 - Fair Values of Financial Instruments - Carrying Value and Estimated Value of Financial Instruments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Available for sale, estimated fair value	$ 177,795,000	$ 201,322,000
Reported Value Measurement [Member]
Interest bearing deposits with banks	79,923,000	1,646,000
Securities held-to-maturity	387,799,000	406,590,000
Available for sale, estimated fair value	177,795,000	201,322,000
Net LHFI	634,394,000	580,052
Derivative instruments	865,000
Deposits	1,170,077,000	1,126,402,000
Short-term borrowings	158,086,000	127,574
Borrowings on secured line of credit	18,000,000	18,000,000
Reported Value Measurement [Member] | Cash [Member]
Cash and due from banks	14,553,000	26,948,000
Estimate of Fair Value Measurement [Member]
Interest bearing deposits with banks	79,923,000	1,646,000
Securities held-to-maturity	355,418,000	375,292,000
Available for sale, estimated fair value	177,795,000	201,322,000
Net LHFI	606,273,000	541,173
Derivative instruments	865,000
Deposits	1,145,433,000	1,126,381,000
Short-term borrowings	158,086,000	127,574
Borrowings on secured line of credit	18,000,000	18,000,000
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Interest bearing deposits with banks	79,923,000	1,646,000
Securities held-to-maturity	0	0
Available for sale, estimated fair value	0	0
Net LHFI	0	0
Derivative instruments	0
Deposits	923,551,000	947,479,000
Short-term borrowings	158,086,000	127,574
Borrowings on secured line of credit	18,000,000	18,000,000
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Interest bearing deposits with banks	0	0
Securities held-to-maturity	355,418,000	375,292,000
Available for sale, estimated fair value	177,795,000	201,322,000
Net LHFI	0	0
Derivative instruments	865,000
Deposits	221,882,000	178,902,000
Short-term borrowings	0	0
Borrowings on secured line of credit	0	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Interest bearing deposits with banks	0	0
Securities held-to-maturity	0	0
Available for sale, estimated fair value	0	0
Net LHFI	606,273,000	541,173
Derivative instruments	0
Deposits	0	0
Short-term borrowings	0	0
Borrowings on secured line of credit	0	0
Estimate of Fair Value Measurement [Member] | Cash [Member]
Cash and due from banks	14,553,000	26,948,000
Estimate of Fair Value Measurement [Member] | Cash [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and due from banks	14,553,000	26,948,000
Estimate of Fair Value Measurement [Member] | Cash [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and due from banks	0	0
Estimate of Fair Value Measurement [Member] | Cash [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and due from banks	$ 0	$ 0